Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,176,480
Previously Paid Amount	0.00
Total Fee Amount	991.07
Total Offset Amount	0.00
Net Fee	991.07
Narrative - Max Aggregate Offering Price	$ 7,176,480
Final Prospectus	true